Selected Financial Statement Information	12 Months Ended
Dec. 31, 2017
Selected Financial Statement Information
Selected Financial Statement Information

6.        Selected Financial Statement Information

Property and Equipment

Our property and equipment at December 31, 2017 and 2016 consists of the following:

	December 31,	December 31,
(in thousands)	2017	2016
Medical Equipment	$629,193	$618,052
Less: Accumulated depreciation	(467,236)	(441,182)
Medical equipment, net	161,957	176,870
Leasehold improvements	19,986	15,485
Office equipment and vehicles	85,355	79,361
	105,341	94,846
Less: Accumulated depreciation and amortization	(69,284)	(63,067)
Property and office equipment, net	36,057	31,779
Total property and equipment, net	$198,014	$208,649

Property and equipment financed under capital leases, net	$17,661	$16,715

During 2015, we recorded asset impairment charges of $3.3 million on excess and under-utilized patient handling equipment. There were no impairment charges on property and equipment during 2017 and 2016.

Goodwill and Other Intangible Assets

The Company has three reporting segments with goodwill – Medical Equipment Solutions, Clinical Engineering Solutions and Surgical Services. All reporting segments have negative carrying amount at December 31, 2017 and 2016. There were no accumulated impairment losses at December 31, 2017 and 2016.

Our goodwill as of December 31, 2017 and 2016, by reportable segment, consists of the following:

	Medical	Clinical
	Equipment	Engineering	Surgical
(in thousands)	Solutions	Solutions	Services	Total
Balance at December 31, 2016	$227,486	$62,826	$53,454	$343,766
Acquisitions	—	203	2,199	2,402
Balance at December 31, 2017	$227,486	$63,029	$55,653	$346,168

Our other intangible assets as of December 31, 2017 and 2016 consist of the following:

	December 31, 2017				December 31, 2016
		Accumulated				Accumulated
(in thousands)	Cost	Amortization	Impairment	Net	Cost	Amortization	Impairment	Net
Finite-life intangibles
Customer relationship	$125,828	$(105,911)	$—	$19,917	$122,109	$(97,704)	$—	$24,405
Supply agreement	26,000	(26,000)	—	—	26,000	(25,274)	—	726
Non-compete agreements	2,101	(1,197)	—	904	1,758	(856)	—	902
Trade names	238	(238)	—	—	238	—	—	238
Total finite-life intangibles	154,167	(133,346)	—	20,821	150,105	(123,834)	—	26,271
Indefinite-life intangibles
Trade names	166,000	—	(34,900)	131,100	166,000	—	(34,900)	131,100
Total intangible assets	$320,167	$(133,346)	$(34,900)	$151,921	$316,105	$(123,834)	$(34,900)	$157,371

Total amortization expense related to intangible assets was approximately $9.5,  $11.1 and $12.0 million for the years ended December 31, 2017,  2016 and 2015, respectively.

There were no impairment charges during 2017,  2016 or 2015 with respect to other intangible assets.

At December 31, 2017, future estimated amortization expense related to intangible assets for each of the years ended December 31, 2018 to 2022 is estimated as follows:

(in thousands)
2018	$7,594
2019	5,005
2020	2,765
2021	2,106
2022	1,376

Future amortization expense is an estimate. Actual amounts may change due to additional intangible asset acquisitions, impairment, accelerated amortization or other events.